Lease revenue	12 Months Ended
Dec. 31, 2018
Lease Revenue [Abstract]
Lease revenue
Lease revenue
Our current operating lease agreements expire up to and over the next 14 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft and engines as of December 31, 2018 were as follows:

Contracted minimum future lease payments receivable
2019	$4,085,052
2020	3,722,474
2021	3,434,494
2022	3,148,553
2023	2,861,153
Thereafter	10,555,593
$27,807,319